FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 35,247	$ 34,159
Derivative financial instruments	180,636	192,181
Brokerage payables designated at fair value	49,023	42,522
Debt issued designated at fair value	107,909	128,289
Other financial liabilities designated at fair value	28,699	29,484
Total financial liabilities measured at fair value through profit or loss	401,514	426,635
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	18,814	18,606
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,982	5,071
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,510	9,464
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,873	954
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	94,587	89,887
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	36,636	52,920
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	42,739	41,380
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,694	4,700
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	2,216	1,458
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	137	1,172
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,203	15,992
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,798	7,416
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,698	6,076
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	24,577	27,684
Derivative financial instruments	829	771
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	25,406	28,454
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	18,528	18,266
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5	28
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4,336	8,559
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,708	832
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	506	457
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1	0
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,429	6,315
Derivative financial instruments	175,747	185,815
Brokerage payables designated at fair value	49,023	42,522
Debt issued designated at fair value	94,573	113,012
Other financial liabilities designated at fair value	25,931	26,878
Total financial liabilities measured at fair value through profit or loss	355,703	374,542
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	257	248
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,771	4,981
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,174	905
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	162	118
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	94,035	89,394
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	36,313	52,673
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	39,597	38,046
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,280	4,081
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	2,200	1,437
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	75	135
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,203	15,992
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,798	7,416
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,930	3,471
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	240	161
Derivative financial instruments	4,060	5,595
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	13,336	15,276
Other financial liabilities designated at fair value	2,768	2,606
Total financial liabilities measured at fair value through profit or loss	20,405	23,638
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	29	92
Total financial liabilities measured at fair value through profit or loss	0	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	206	62
Total financial liabilities measured at fair value through profit or loss	200	100
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	3	4
Total financial liabilities measured at fair value through profit or loss	0	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	46	36
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	324	246
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,142	3,333
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	414	619
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	15	21
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	62	1,037
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 2,768	$ 2,606